CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
ROYALTY REVENUES	$ 294	$ 304	$ 771	$ 559
COST OF REVENUES	(59)	(72)	(154)	(106)
GROSS PROFIT	235	232	617	453
RESEARCH AND DEVELOPMENT EXPENSES	(2,943)	(2,326)	(5,471)	(3,949)
GENERAL AND ADMINISTRATIVE EXPENSES	(865)	(209)	(1,723)	(1,198)
OPERATING LOSS	(3,573)	(2,303)	(6,577)	(4,694)
NON-OPERATING INCOME (EXPENSES), NET	(690)	(1,851)	(232)	5,793
FINANCIAL INCOME	132	490	340	784
FINANCIAL EXPENSES	(208)	(276)	(458)	(696)
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	(4,339)	(3,940)	(6,927)	1,187
ATTRIBUTION OF NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
To owners of the Company	(3,026)	(3,940)	(4,627)	1,187
To non-controlling interests	(1,313)	0	(2,300)	0
Total comprehensive income	$ (4,339)	$ (3,940)	$ (6,927)	$ 1,187
EARNINGS (LOSS) PER ORDINARY SHARE – BASIC ATTRIBUTABLE TO OWNERS OF THE COMPANY	$ (0)	$ (0)	$ (0)	$ 0
EARNINGS (LOSS) PER ORDINARY SHARE – DILUTED ATTRIBUTABLE TO OWNERS OF THE COMPANY	$ (0)	$ (0)	$ (0)	$ 0
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF BASIC EARNINGS (LOSS) PER ORDINARY SHARE	2,664,807,584	2,369,687,536	2,662,530,811	2,294,127,662
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF DILUTED EARNINGS (LOSS) PER ORDINARY SHARE	2,664,807,584	2,369,687,536	2,662,530,811	2,294,127,662